Federated Hermes Short-Intermediate Total Return Bond Fund
Portfolio of Investments
November 30, 2023 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—47.0%
		U.S. Treasury Notes—47.0%
$ 17,750,000		United States Treasury Notes, 0.375%, 1/31/2026	$ 16,203,879
30,000,000		United States Treasury Notes, 0.625%, 7/31/2026	27,100,920
7,500,000		United States Treasury Notes, 0.750%, 5/31/2026	6,834,356
12,500,000		United States Treasury Notes, 0.750%, 8/31/2026	11,300,530
10,000,000		United States Treasury Notes, 0.875%, 6/30/2026	9,128,963
20,000,000		United States Treasury Notes, 1.875%, 2/28/2027	18,467,680
425,000		United States Treasury Notes, 2.625%, 4/15/2025	411,753
31,150,000		United States Treasury Notes, 2.750%, 4/30/2027	29,512,476
37,500,000		United States Treasury Notes, 3.125%, 8/31/2027	35,861,310
3,000,000		United States Treasury Notes, 3.500%, 9/15/2025	2,933,464
30,000,000		United States Treasury Notes, 3.500%, 1/31/2028	29,024,718
12,500,000		United States Treasury Notes, 3.875%, 11/30/2027	12,273,714
10,000,000		United States Treasury Notes, 4.000%, 12/15/2025	9,865,481
10,000,000		United States Treasury Notes, 4.000%, 6/30/2028	9,865,469
32,000,000		United States Treasury Notes, 4.125%, 9/30/2027	31,709,130
25,000,000		United States Treasury Notes, 4.250%, 9/30/2024	24,793,462
5,000,000		United States Treasury Notes, 4.250%, 10/15/2025	4,954,286
20,000,000		United States Treasury Notes, 4.375%, 8/31/2028	20,056,446
20,000,000		United States Treasury Notes, 4.750%, 7/31/2025	19,967,012
130,500,000		United States Treasury Notes, 5.000%, 8/31/2025	130,899,800
		TOTAL U.S. TREASURIES (IDENTIFIED COST $463,351,929)	451,164,849
		CORPORATE BONDS—36.3%
		Basic Industry - Metals & Mining—0.2%
2,493,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 9/1/2025	2,326,157
		Capital Goods - Aerospace & Defense—1.4%
1,705,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	1,694,203
2,000,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	1,870,200
2,750,000		HEICO Corp., Sr. Unsecd. Note, 5.250%, 8/1/2028	2,744,603
905,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	877,227
1,500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.930%, 1/15/2025	1,458,527
5,000,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 1.600%, 4/1/2026	4,579,665
40,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.376% (CME Term SOFR 3 Month +1.996%), 2/15/2042	31,328
		TOTAL	13,255,753
		Capital Goods - Building Materials—0.1%
1,500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	1,464,014
		Capital Goods - Construction Machinery—1.0%
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	1,811,602
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	1,856,674
560,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	542,613
5,385,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	4,941,211
		TOTAL	9,152,100
		Capital Goods - Diversified Manufacturing—0.7%
3,410,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	3,154,360
3,335,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	3,028,474

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$ 790,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	$ 758,664
		TOTAL	6,941,498
		Communications - Cable & Satellite—0.1%
590,000		Comcast Corp., Sr. Unsecd. Note, 5.350%, 11/15/2027	601,706
		Communications - Media & Entertainment—0.7%
5,000,000		Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	4,931,027
1,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	938,424
750,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.850%, 7/30/2026	695,237
		TOTAL	6,564,688
		Communications - Telecom Wireless—1.6%
1,055,000		American Tower Corp., Sr. Unsecd. Note, 2.400%, 3/15/2025	1,012,013
1,000,000		American Tower Corp., Sr. Unsecd. Note, 3.375%, 5/15/2024	988,231
1,275,000		American Tower Corp., Sr. Unsecd. Note, 5.250%, 7/15/2028	1,265,585
2,500,000		Bell Canada, Sr. Unsecd. Note, Series US-3, 0.750%, 3/17/2024	2,464,441
1,000,000		Crown Castle, Inc., Sr. Unsecd. Note, 3.200%, 9/1/2024	980,585
2,600,000		Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	2,513,287
3,500,000		T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	3,223,328
1,000,000		T-Mobile USA, Inc., Series WI, 3.500%, 4/15/2025	972,769
2,000,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 6.645% (CME Term SOFR 3 Month +1.251%), 1/16/2024	2,001,609
		TOTAL	15,421,848
		Communications - Telecom Wirelines—0.7%
5,100,000		Rogers Communications, Inc., Sr. Unsecd. Note, 3.200%, 3/15/2027	4,755,347
2,071,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	1,904,117
		TOTAL	6,659,464
		Consumer Cyclical - Automotive—2.3%
2,510,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,272,617
3,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	3,028,367
1,395,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 6/10/2026	1,411,002
550,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	552,804
5,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 6.000%, 7/11/2025	5,014,228
5,175,000		Mercedes-Benz Finance NA LLC, Sr. Unsub., 144A, 1.450%, 3/2/2026	4,765,376
2,000,000	[2]	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/12/2028	2,014,370
2,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	1,838,489
1,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.350%, 5/13/2025	965,081
		TOTAL	21,862,334
		Consumer Non-Cyclical - Food/Beverage—1.2%
2,000,000	[1]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, Series 5FRN, 6.427% (CME Term SOFR 3 Month +1.001%), 1/12/2024	1,999,660
3,250,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2029	3,189,974
4,725,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	4,316,477
1,400,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	1,340,792
1,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	982,900
		TOTAL	11,829,803
		Consumer Non-Cyclical - Health Care—0.8%
500,000		CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	489,251
1,040,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,034,596
3,000,000		GE Healthcare Holding LLC, Unsecd. Note, 5.650%, 11/15/2027	3,039,671
2,215,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	2,130,718
1,225,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	1,225,000
		TOTAL	7,919,236

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—1.3%
$ 2,000,000	AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	$ 1,952,917
2,500,000	AbbVie, Inc., Sr. Unsecd. Note, 3.800%, 3/15/2025	2,453,165
3,250,000	Amgen, Inc., Sr. Unsecd. Note, 5.150%, 3/2/2028	3,258,281
1,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	999,253
246,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	241,981
1,500,000	Merck & Co., Inc., Sr. Unsecd. Note, 0.750%, 2/24/2026	1,373,341
2,500,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	2,455,346
	TOTAL	12,734,284
	Consumer Non-Cyclical - Tobacco—0.8%
365,000	Altria Group, Inc., Sr. Unsecd. Note, 3.800%, 2/14/2024	363,032
750,000	BAT Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	732,822
1,000,000	BAT Capital Corp., Sr. Unsecd. Note, 3.222%, 8/15/2024	981,342
1,400,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	1,283,796
1,250,000	BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	1,269,783
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 1.500%, 5/1/2025	948,897
2,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	2,002,873
	TOTAL	7,582,545
	Energy - Independent—0.6%
3,000,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.375%, 9/1/2028	3,093,013
2,990,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	2,982,517
	TOTAL	6,075,530
	Energy - Midstream—1.2%
2,070,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	2,094,272
255,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	247,363
500,000	Energy Transfer LP, Sr. Unsecd. Note, 2.900%, 5/15/2025	480,933
150,000	Energy Transfer LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	149,644
910,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	914,468
1,000,000	Enterprise Products Operating LLC, 3.900%, 2/15/2024	996,121
500,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.300%, 5/1/2024	496,199
1,165,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	1,074,629
2,000,000	ONEOK Partners LP, Sr. Unsecd. Note, 4.900%, 3/15/2025	1,977,494
2,000,000	Sunoco Logistics Partners LP, Sr. Unsecd. Note, 3.900%, 7/15/2026	1,920,539
1,250,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	1,277,652
	TOTAL	11,629,314
	Energy - Oil Field Services—0.3%
2,500,000	Schlumberger Investment SA, Sr. Unsecd. Note, 4.500%, 5/15/2028	2,473,443
	Energy - Refining—0.6%
2,000,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	1,977,133
1,845,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	1,695,510
2,270,000	Valero Energy Corp., Sr. Unsecd. Note, 2.850%, 4/15/2025	2,181,252
	TOTAL	5,853,895
	Financial Institution - Banking—8.2%
1,000,000	American Express Co., Sr. Unsecd. Note, 3.400%, 2/22/2024	995,089
910,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	935,260
1,000,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	974,162
2,000,000	Bank of America Corp., Sr. Unsecd. Note, 5.080%, 1/20/2027	1,978,272
2,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	1,917,184
2,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	1,833,346
1,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.319%, 6/19/2026	931,409
3,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	3,389,526

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 1,500,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	$ 1,470,816
3,000,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.600%, 4/24/2025	2,850,045
2,000,000	Citigroup, Inc., Sr. Unsecd. Note, 1.462%, 6/9/2027	1,801,455
1,855,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	1,835,030
2,000,000	Citizens Bank, N.A., Sr. Unsecd. Note, 6.064%, 10/24/2025	1,929,094
500,000	Citizens Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	471,390
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	480,679
655,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	652,450
570,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.339%, 7/27/2029	575,769
2,000,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	2,013,224
1,990,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	1,932,179
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	489,029
2,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	1,950,805
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	954,372
2,010,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.700%, 11/1/2024	2,009,295
775,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	704,394
1,000,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.625%, 8/6/2024	974,629
2,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,828,183
3,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.005%, 3/13/2026	2,858,528
2,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.125%, 1/23/2025	1,949,442
1,275,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	1,329,885
3,000,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	2,819,443
5,500,000	Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	4,985,681
640,000	Morgan Stanley, Sr. Unsecd. Note, 5.050%, 1/28/2027	634,161
2,000,000	Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	1,905,323
2,000,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	1,958,620
3,000,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.200%, 11/1/2024	2,907,723
1,000,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	996,476
1,805,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	1,792,988
1,500,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.671%, 10/28/2025	1,490,736
2,330,000	Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	2,189,209
1,250,000	Truist Bank, Sr. Unsecd. Note, Series BKNT, 1.500%, 3/10/2025	1,181,706
2,500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.200%, 8/5/2025	2,318,467
2,500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	2,249,731
1,500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	1,502,528
2,520,000	US Bancorp, Sr. Unsecd. Note, 1.450%, 5/12/2025	2,376,122
2,000,000	US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	1,999,899
1,000,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.000%, 2/19/2025	970,438
	TOTAL	78,294,192
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
1,460,000	Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	1,449,776
	Financial Institution - Finance Companies—0.9%
4,435,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	4,057,147
1,665,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	1,517,430
1,455,000	Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	1,439,166
1,290,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	1,297,786
	TOTAL	8,311,529
	Financial Institution - Insurance - Health—0.6%
2,900,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	2,515,816
3,000,000	Elevance Health, Inc., Sr. Unsecd. Note, 1.500%, 3/15/2026	2,760,072

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Health—continued
$ 300,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.350%, 10/15/2025	$ 299,871
	TOTAL	5,575,759
	Financial Institution - Insurance - Life—2.1%
1,000,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	972,750
3,000,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 5.625%, 10/25/2027	3,054,719
1,000,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 0.450%, 12/8/2023	999,317
2,500,000	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.400%, 1/7/2024	2,486,268
4,415,000	Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	4,029,187
2,500,000	Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 1.200%, 6/24/2025	2,343,207
2,500,000	PRICOA Global Funding I, Sec. Fac. Bond, 144A, 0.800%, 9/1/2025	2,310,502
1,035,000	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	1,029,677
2,000,000	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 1.250%, 6/23/2025	1,870,759
1,000,000	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 2.250%, 11/21/2024	966,857
	TOTAL	20,063,243
	Financial Institution - REIT - Other—0.0%
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	297,922
	Technology—1.5%
2,000,000	Apple, Inc., Sr. Unsecd. Note, 0.550%, 8/20/2025	1,860,174
1,000,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	947,102
700,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 2/9/2024	696,430
1,000,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	959,929
2,520,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	2,309,684
750,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.000%, 7/15/2024	741,537
2,000,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	1,843,559
1,855,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 4/1/2025	1,782,576
535,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	491,802
2,660,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	2,400,514
	TOTAL	14,033,307
	Technology Services—0.4%
4,130,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	3,739,095
	Transportation - Airlines—0.1%
770,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	765,411
	Transportation - Services—1.1%
1,850,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	1,801,683
5,555,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	4,969,328
1,800,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	1,783,285
1,735,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	1,571,490
	TOTAL	10,125,786
	Utility - Electric—4.7%
1,135,000	American Electric Power Co., Inc., Jr. Sub. Note, 5.699%, 8/15/2025	1,136,093
430,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	437,077
790,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series N, 1.000%, 11/1/2025	724,620
3,155,000	Black Hills Corp., Sr. Unsecd. Note, 1.037%, 8/23/2024	3,046,740
2,180,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	2,103,722
610,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	597,604
2,000,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 3.300%, 3/15/2025	1,942,713
860,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	851,591
1,005,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	1,016,855
1,915,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	1,854,403
2,665,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	2,389,113

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 1,000,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	$ 974,284
1,670,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 6.800%, 10/14/2025	1,700,826
5,000,000	EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	4,604,822
5,000,000	Fells Point Funding Trust, Sr. Unsecd. Note, 3.046%, 1/31/2027	4,606,484
245,000	FirstEnergy Corp., Sr. Unsecd. Note, Series A, 1.600%, 1/15/2026	225,900
1,445,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	1,401,311
460,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	457,659
2,500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.450%, 10/30/2025	2,509,768
910,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	913,658
2,305,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	2,303,688
2,695,000	Oncor Electric Delivery Co. LLC, Sr. Unsecd. Note, Series WI, 0.550%, 10/1/2025	2,474,626
4,080,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 0.800%, 8/15/2025	3,774,205
365,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	359,432
3,000,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 4.750%, 1/15/2028	2,940,884
	TOTAL	45,348,078
	Utility - Natural Gas—0.7%
1,500,000	Enbridge, Inc., Sr. Unsecd. Note, 2.500%, 1/15/2025	1,448,042
1,985,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	1,983,160
3,379,000	ONE Gas, Inc., Sr. Unsecd. Note, 1.100%, 3/11/2024	3,335,053
	TOTAL	6,766,255
	Utility - Natural Gas Distributor—0.2%
1,700,000	The East Ohio Gas Co., Sr. Unsecd. Note, 144A, 1.300%, 6/15/2025	1,593,189
	Utility - Other—0.1%
1,135,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	1,145,023
	TOTAL CORPORATE BONDS (IDENTIFIED COST $364,242,122)	347,856,177
	ASSET-BACKED SECURITIES—2.6%
	Auto Receivables—1.6%
4,250,000	Bank of America Auto Trust 2023-2, Class A3, 5.740%, 6/15/2028	4,275,821
5,000,000	Enterprise Fleet Financing, LLC 2023-3, Class A2, 6.400%, 3/20/2030	5,033,078
1,550,000	Honda Auto Receivables Owner Trust 2023-2, Class A3, 4.930%, 11/15/2027	1,541,923
2,275,000	Honda Auto Receivables Owner Trust 2023-4, Class A3, 5.670%, 6/21/2028	2,302,448
316,365	Hyundai Auto Receivables Trust 2020-C, Class A3, 0.380%, 5/15/2025	313,966
52,494	World Omni Auto Receivables Trust 2020-B, Class A3, 0.630%, 5/15/2025	52,338
1,533,712	World Omni Auto Receivables Trust 2020-C, Class A3, 0.480%, 11/17/2025	1,513,181
	TOTAL	15,032,755
	Equipment Lease—0.6%
1,636,629	MMAF Equipment Finance LLC 2020-A, Class A3, 0.970%, 4/9/2027	1,553,377
2,317,558	MMAF Equipment Finance LLC 2020-BA, Class A3, 0.490%, 8/14/2025	2,266,007
2,500,000	MMAF Equipment Finance LLC 2023-A, Class A3, 5.540%, 12/13/2029	2,502,067
	TOTAL	6,321,451
	Other—0.2%
2,125,000	PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	2,108,617
	Student Loans—0.2%
944,232	Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	828,385
1,038,872	Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	944,366
	TOTAL	1,772,751
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $25,537,424)	25,235,574

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.0%
		Commercial Mortgage—1.0%
$ 1,537,527		Benchmark Mortgage Trust 2019-B12, Class A2, 3.000%, 8/15/2052	$ 1,491,516
2,885,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	2,635,151
1,256,935		GS Mortgage Securities Trust 2019-GC39, Class A2, 3.457%, 5/10/2052	1,221,282
1,750,000		GS Mortgage Securities Trust 2019-GC40, Class A2, 2.971%, 7/10/2052	1,717,249
2,750,000	[1]	ORL Trust 2023-GLKS, Class A, 7.673% (CME Term SOFR 1 Month +2.350%), 10/15/2028	2,745,706
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $10,388,459)	9,810,904
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal National Mortgage Association—0.1%
587,023		FNMA, Pool AS2976, 4.000%, 8/1/2044	548,504
296,649		FNMA, Pool AW0029, 3.500%, 7/1/2044	268,757
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $922,896)	817,261
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
11,487	[1]	FHLMC REMIC, Series 3397, Class FC, 6.038% (30-DAY AVERAGE SOFR +0.714%), 12/15/2037 (IDENTIFIED COST $11,509)	11,268
		INVESTMENT COMPANIES—12.8%
318,717		Bank Loan Core Fund	2,776,021
1,431,842		Emerging Markets Core Fund	11,440,420
1,610,238		Federated Hermes Government Obligations Fund, Premier Shares, 5.28%[3]	1,610,238
4,380,327		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.45%[3]	4,381,641
7,704,439		Mortgage Core Fund	62,560,044
4,590,097		Project and Trade Finance Core Fund	40,346,953
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $124,054,369)	123,115,317
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $988,508,708)	958,011,350
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	1,477,986
		TOTAL NET ASSETS—100%	$959,489,336
At November 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	300	$61,338,282	March 2024	$238,388
United States Treasury Notes 5-Year Long Futures	100	$10,685,156	March 2024	$56,025
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$294,413
The average notional value of long futures contracts held by the Fund throughout the period was $71,595,118. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2023, were as follows:
Affiliates	Value as of 8/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2023	Shares Held as of 11/30/2023	Dividend Income
Bank Loan Core Fund	$27,349,920	$496,072	$(25,000,000)	$892,463	$(962,434)	$2,776,021	318,717	$496,152
Emerging Markets Core Fund	$964,079	$10,089,314	$—	$387,027	$—	$11,440,420	1,431,842	$89,345
Federated Hermes Government Obliga- tions Fund, Premier Shares*	$1,930,025	$133,209,713	$(133,529,500)	$—	$—	$1,610,238	1,610,238	$62,270
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$2,645,870	$71,434,828	$(69,699,686)	$83	$546	$4,381,641	4,380,327	$93,522
Mortgage Core Fund	$62,671,928	$709,092	$—	$(820,976)	$—	$62,560,044	7,704,439	$709,123
Project and Trade Finance Core Fund	$54,425,357	$677,569	$(15,000,000)	$1,222,582	$(978,555)	$40,346,953	4,590,097	$677,654
TOTAL OF AFFILIATED TRANSAC- TIONS	$149,987,179	$216,616,588	$(243,229,186)	$1,681,179	$(1,940,443)	$123,115,317	20,035,660	$2,128,066

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of November 30, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$1,535,957	$1,610,238

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$451,164,849	$—	$451,164,849
Corporate Bonds	—	347,856,177	—	347,856,177
Asset-Backed Securities	—	25,235,574	—	25,235,574
Commercial Mortgage-Backed Securities	—	9,810,904	—	9,810,904
Mortgage-Backed Securities	—	817,261	—	817,261
Collateralized Mortgage Obligation	—	11,268	—	11,268
Investment Companies[1]	82,768,364	—	—	123,115,317
TOTAL SECURITIES	$82,768,364	$834,896,033	$—	$958,011,350
Other Financial Instruments:[2]
Assets	$294,413	$—	$—	$294,413
TOTAL OTHER FINANCIAL INSTRUMENTS	$294,413	$—	$—	$294,413

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $40,346,953 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate